Sustainable International Thematic Fund, Inc.

Portfolio of Investments

September 30, 2019 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 95.8%
Information Technology - 20.5%
Electronic Equipment, Instruments & Components - 3.4%
Horiba Ltd.	85,800	$4,992,017
Keyence Corp.	7,900	4,917,403

		9,909,420

IT Services - 5.9%
GMO Payment Gateway, Inc.	66,800	4,483,839
Pagseguro Digital Ltd. (a)	110,010	5,094,563
Visa, Inc.-Class A	18,420	3,168,424
Wirecard AG	26,240	4,199,437

		16,946,263

Semiconductors & Semiconductor Equipment - 7.2%
ASML Holding NV	19,566	4,852,630
Infineon Technologies AG	319,002	5,731,429
STMicroelectronics NV	209,480	4,053,812
Taiwan Semiconductor Manufacturing Co., Ltd.	712,000	6,323,653

		20,961,524

Software - 4.0%
AVEVA Group PLC	58,800	2,671,855
Dassault Systemes SE	44,810	6,383,468
SAP SE	21,760	2,560,572

		11,615,895

		59,433,102

Industrials - 15.1%
Building Products - 2.3%
Kingspan Group PLC	80,784	3,944,663
Kingspan Group PLC (London)	57,610	2,814,491

		6,759,154

Commercial Services & Supplies - 1.4%
China Everbright International Ltd.	5,193,000	3,994,422

Electrical Equipment - 4.5%
Schneider Electric SE (Paris)	84,949	7,428,119
Vestas Wind Systems A/S	73,820	5,726,803

		13,154,922

Industrial Conglomerates - 1.0%
Siemens AG (REG)	26,587	2,846,009

Machinery - 3.6%
SMC Corp./Japan	13,900	5,974,611
Xylem, Inc./NY	56,140	4,469,867

		10,444,478

Professional Services - 2.3%
Recruit Holdings Co., Ltd.	212,300	6,486,509

		43,685,494

Company	Shares	U.S. $ Value
Financials - 14.4%
Banks - 3.2%
HDFC Bank Ltd.	367,740	$6,373,019
Svenska Handelsbanken AB-Class A	300,763	2,813,663

		9,186,682

Capital Markets - 5.6%
London Stock Exchange Group PLC	95,500	8,575,874
Partners Group Holding AG	9,844	7,559,763

		16,135,637

Insurance - 3.6%
AIA Group Ltd.	665,000	6,271,648
Prudential PLC	238,746	4,326,372

		10,598,020

Thrifts & Mortgage Finance - 2.0%
Housing Development Finance Corp., Ltd.	209,315	5,842,457

		41,762,796

Health Care - 14.2%
Biotechnology - 0.8%
Abcam PLC	167,140	2,355,323

Health Care Equipment & Supplies - 2.4%
Koninklijke Philips NV	149,770	6,920,732

Health Care Providers & Services - 2.4%
Apollo Hospitals Enterprise Ltd.	344,318	6,792,735

Life Sciences Tools & Services - 7.6%
Bio-Rad Laboratories, Inc.-Class A (a)	9,830	3,270,834
Gerresheimer AG	76,410	5,478,577
ICON PLC (a)	23,770	3,502,272
QIAGEN NV (a)	129,650	4,245,866
Tecan Group AG	23,640	5,650,477

		22,148,026

Pharmaceuticals - 1.0%
Roche Holding AG	10,237	2,980,653

		41,197,469

Consumer Staples - 12.8%
Food Products - 7.2%
Danone SA	60,390	5,319,255
Kerry Group PLC-Class A	54,105	6,327,668
Mowi ASA	120,050	2,772,819
Nestle SA (REG)	60,239	6,533,193

		20,952,935

Household Products - 3.9%
Essity AB-Class B	92,520	2,699,587
Reckitt Benckiser Group PLC	35,900	2,803,051
Unicharm Corp.	180,000	5,721,126

		11,223,764

Company	Shares	U.S. $ Value
Personal Products - 1.7%
Unilever PLC	83,620	$5,025,727

		37,202,426

Consumer Discretionary - 7.6%
Auto Components - 1.9%
Aptiv PLC	64,949	5,677,842

Household Durables - 0.8%
Husqvarna AB-Class B	321,560	2,445,422

Internet & Direct Marketing Retail - 1.8%
Alibaba Group Holding Ltd. (Sponsored ADR) (a)	30,720	5,137,306

Textiles, Apparel & Luxury Goods - 3.1%
Puma SE	46,280	3,580,943
Shenzhou International Group Holdings Ltd.	406,000	5,296,393

		8,877,336

		22,137,906

Communication Services - 3.2%
Diversified Telecommunication Services - 1.8%
Deutsche Telekom AG (REG)	312,715	5,245,171

Interactive Media & Services - 1.4%
Tencent Holdings Ltd.	100,000	4,182,792

		9,427,963

Materials - 3.0%
Chemicals - 3.0%
Chr Hansen Holding A/S	59,647	5,052,921
Koninklijke DSM NV	30,910	3,721,003

		8,773,924

Utilities - 3.0%
Multi-Utilities - 1.7%
Suez	314,430	4,941,768

Water Utilities - 1.3%
Beijing Enterprises Water Group Ltd. (a)	7,148,000	3,657,435

		8,599,203

Energy - 2.0%
Oil, Gas & Consumable Fuels - 2.0%
Neste Oyj	174,720	5,780,547

Total Common Stocks (cost $226,956,295)		278,000,830

SHORT-TERM INVESTMENTS - 3.5%
Investment Companies - 3.4%
AB Fixed Income Shares, Inc.-Government Money Market Portfolio-Class AB, 1.89% (b)(c)(d) (cost $9,738,613)	9,738,613	9,738,613

	Principal Amount (000)			U.S. $ Value
Time Deposits - 0.1%
BBH Grand Cayman
(1.62)%, 10/01/19	CHF	29		$28,980
(0.85)%, 10/01/19	DKK	198		28,978
(0.51)%, 10/01/19	SEK	283		28,735
0.50%, 10/01/19	NOK	487		53,531
0.84%, 10/01/19	CAD	0	*	1
2.20%, 10/02/19	HKD	791		100,940
5.40%, 10/01/19	ZAR	0	*	3
Citibank, London
(0.67)%, 10/01/19	EUR	26		28,761
0.38%, 10/01/19	GBP	24		28,999
Sumitomo, Tokyo (0.26)%, 10/01/19	JPY	3,110		28,767

Total Time Deposits (cost $327,695)				327,695

Total Short-Term Investments (cost $10,066,308)				10,066,308

Total Investments - 99.3% (cost $237,022,603) (e)				288,067,138
Other assets less liabilities - 0.7%				2,030,467

Net Assets - 100.0%				$290,097,605

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Bank of America, NA	USD	7,835	KRW	9,473,312	10/30/19	$72,176
Bank of America, NA	USD	2,895	RUB	186,820	11/14/19	(31,287)
Bank of America, NA	EUR	35,475	USD	40,025	11/15/19	1,227,707
Bank of America, NA	JPY	290,335	USD	2,699	11/15/19	6,095
Bank of America, NA	USD	637	JPY	68,712	11/15/19	217
Bank of America, NA	USD	676	JPY	72,412	11/15/19	(4,210)
Barclays Bank PLC	INR	70,396	USD	988	10/24/19	(4,950)
Barclays Bank PLC	USD	614	INR	43,920	10/24/19	6,018
Barclays Bank PLC	CHF	566	USD	579	11/15/19	10,178
Barclays Bank PLC	NOK	8,956	USD	1,007	11/15/19	21,429
Barclays Bank PLC	USD	569	AUD	837	11/15/19	(3,407)
Barclays Bank PLC	USD	3,327	EUR	2,998	11/15/19	(47,761)
Barclays Bank PLC	USD	721	JPY	77,962	11/15/19	2,117
Barclays Bank PLC	USD	1,019	JPY	109,783	11/15/19	(611)
BNP Paribas SA	USD	828	JPY	88,109	11/15/19	(10,843)
Brown Brothers Harriman & Co.	CHF	968	USD	987	11/15/19	13,679
Brown Brothers Harriman & Co.	GBP	208	USD	254	11/15/19	(1,924)
Brown Brothers Harriman & Co.	JPY	127,042	USD	1,185	11/15/19	6,046
Brown Brothers Harriman & Co.	NOK	3,702	USD	415	11/15/19	7,791
Brown Brothers Harriman & Co.	USD	421	CAD	561	11/15/19	2,314
Brown Brothers Harriman & Co.	USD	427	CAD	563	11/15/19	(1,499)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Brown Brothers Harriman & Co.	USD	2,459	GBP	1,990	11/15/19	$(7,315)
Brown Brothers Harriman & Co.	USD	1,417	NOK	12,658	11/15/19	(24,485)
Brown Brothers Harriman & Co.	USD	299	NZD	463	11/15/19	(9,160)
Brown Brothers Harriman & Co.	USD	799	ZAR	11,790	11/15/19	(24,704)
Citibank, NA	BRL	8,985	USD	2,150	10/02/19	(12,818)
Citibank, NA	USD	2,158	BRL	8,985	10/02/19	4,781
Citibank, NA	INR	718,324	USD	10,350	10/24/19	214,661
Citibank, NA	USD	1,393	BRL	5,846	11/04/19	10,405
Citibank, NA	EUR	5,181	USD	5,740	11/15/19	73,462
Citibank, NA	JPY	271,454	USD	2,538	11/15/19	20,006
Citibank, NA	SEK	7,799	USD	830	11/15/19	35,859
Citibank, NA	USD	846	JPY	91,043	11/15/19	(1,012)
Credit Suisse International	USD	893	INR	62,252	10/24/19	(14,615)
Credit Suisse International	USD	797	JPY	83,843	11/15/19	(18,827)
Goldman Sachs Bank USA	USD	428	CNY	2,944	10/17/19	(13,700)
Goldman Sachs Bank USA	BRL	5,846	USD	1,413	11/04/19	9,496
Goldman Sachs Bank USA	USD	581	CAD	768	11/15/19	(1,104)
Goldman Sachs Bank USA	USD	777	JPY	83,115	11/15/19	(5,912)
Goldman Sachs Bank USA	USD	1,384	MXN	27,658	11/15/19	7,442
JPMorgan Chase Bank, NA	BRL	2,707	USD	650	10/02/19	(1,478)
JPMorgan Chase Bank, NA	USD	665	BRL	2,707	10/02/19	(13,043)
JPMorgan Chase Bank, NA	INR	43,193	USD	621	10/24/19	11,878
JPMorgan Chase Bank, NA	CAD	734	USD	553	11/15/19	(1,257)
JPMorgan Chase Bank, NA	USD	12,964	JPY	1,354,570	11/15/19	(398,383)
Morgan Stanley & Co. LLC	USD	601	CNY	4,157	10/17/19	(16,375)
Morgan Stanley & Co. LLC	INR	50,336	USD	697	10/24/19	(12,889)
Morgan Stanley & Co. LLC	CHF	1,462	USD	1,491	11/15/19	20,269
Morgan Stanley & Co. LLC	EUR	1,392	USD	1,546	11/15/19	23,682
Morgan Stanley & Co. LLC	GBP	1,179	USD	1,458	11/15/19	5,386
Morgan Stanley & Co. LLC	USD	18,914	CAD	24,985	11/15/19	(41,837)
Morgan Stanley & Co. LLC	USD	1,012	GBP	807	11/15/19	(17,656)
Morgan Stanley & Co. LLC	USD	1,300	JPY	137,793	11/15/19	(22,185)
Morgan Stanley & Co. LLC	USD	3,636	ZAR	56,617	11/15/19	80,314
Morgan Stanley & Co. LLC	USD	2,271	TWD	70,630	11/27/19	13,894
Royal Bank of Scotland PLC	USD	582	CNY	4,120	10/17/19	(2,036)
Royal Bank of Scotland PLC	USD	565	KRW	683,563	10/30/19	5,923
Royal Bank of Scotland PLC	CHF	1,211	USD	1,247	11/15/19	28,763
Royal Bank of Scotland PLC	EUR	3,062	USD	3,415	11/15/19	66,637
Royal Bank of Scotland PLC	JPY	330,773	USD	3,104	11/15/19	35,817
Royal Bank of Scotland PLC	USD	12,273	AUD	18,135	11/15/19	(14,073)
Royal Bank of Scotland PLC	USD	3,011	EUR	2,694	11/15/19	(64,515)
Royal Bank of Scotland PLC	USD	2,730	GBP	2,188	11/15/19	(35,118)
Royal Bank of Scotland PLC	USD	3,658	JPY	386,382	11/15/19	(74,082)
Standard Chartered Bank	CNY	11,221	USD	1,631	10/17/19	52,041
Standard Chartered Bank	INR	172,976	USD	2,405	10/24/19	(35,127)
Standard Chartered Bank	JPY	198,386	USD	1,880	11/15/19	39,610
State Street Bank & Trust Co.	EUR	1,659	USD	1,858	11/15/19	43,995
State Street Bank & Trust Co.	ZAR	19,603	USD	1,275	11/15/19	(11,896)
UBS AG	SEK	18,518	USD	1,946	11/15/19	58,870
UBS AG	USD	829	JPY	87,050	11/15/19	(21,572)

						$1,215,292

*	Principal amount less than 500.
(a)	Non-income producing security.
(b)	The rate shown represents the 7-day yield as of period end.
(c)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(d)	Affiliated investments.
(e)

As of September 30, 2019, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $62,097,470 and gross unrealized depreciation of investments was $(9,837,643), resulting in net unrealized appreciation of $52,259,827.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Currency Abbreviations:

AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
CNY	-	Chinese Yuan Renminbi
DKK	-	Danish Krone
EUR	-	Euro
GBP	-	Great British Pound
HKD	-	Hong Kong Dollar
INR	-	Indian Rupee
JPY	-	Japanese Yen
KRW	-	South Korean Won
MXN	-	Mexican Peso
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar
RUB	-	Russian Ruble
SEK	-	Swedish Krona
TWD	-	New Taiwan Dollar
USD	-	United States Dollar
ZAR	-	South African Rand

Glossary:

ADR	-	American Depositary Receipt
REG	-	Registered Shares

Country Breakdown1

September 30, 2019 (unaudited)

11.3%	Japan
10.3%	Germany
9.8%	France
8.9%	United Kingdom
7.9%	Switzerland
7.7%	China
7.2%	United States
6.6%	India
5.8%	Ireland
5.4%	Netherlands
3.7%	Denmark
2.8%	Sweden
2.2%	Taiwan
6.9%	Other
3.5%	Short-Term

100.0%	Total Investments

1

All data are as of September 30, 2019. The Fund’s country breakdown is expressed as a percentage of total investments and may vary over time. “Other” country weightings represent 2.2% or less in the following countries: Brazil, Finland, Hong Kong and Norway.

AB Sustainable International Thematic Fund

September 30, 2019 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of September 30, 2019:

Investments in Securities	Level 1		Level 2		Level 3			Total
Assets:
Common Stocks:
Information Technology	$8,262,987		$51,170,115		$	– 0	–	$59,433,102
Industrials	8,414,530		35,270,964			– 0	–	43,685,494
Financials	– 0	–	41,762,796			– 0	–	41,762,796
Health Care	6,773,106		34,424,363			– 0	–	41,197,469
Consumer Staples	6,327,668		30,874,758			– 0	–	37,202,426
Consumer Discretionary	10,815,148		11,322,758			– 0	–	22,137,906
Communication Services	– 0	–	9,427,963			– 0	–	9,427,963
Materials	– 0	–	8,773,924			– 0	–	8,773,924
Utilities	– 0	–	8,599,203			– 0	–	8,599,203
Energy	– 0	–	5,780,547			– 0	–	5,780,547
Short-Term Investments:
Investment Companies	9,738,613		– 0	–		– 0	–	9,738,613
Time Deposits	– 0	–	327,695			– 0	–	327,695

Total Investments in Securities	50,332,052		237,735,086	†		– 0	–	288,067,138
Other Financial Instruments*:
Assets
Forward Currency Exchange Contracts	– 0	–	2,238,958			– 0	–	2,238,958
Liabilities
Forward Currency Exchange Contracts	– 0	–	(1,023,666)			– 0	–	(1,023,666)

Total	$50,332,052		$238,950,378			$–0	–	$289,282,430

†

A significant portion of the Fund’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available.

*

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the three months ended September 30, 2019 is as follows:

Fund	Market Value 6/30/19 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 9/30/19 (000)	Dividend Income (000)
Government Money Market Portfolio	$8,828	$23,931	$23,020	$9,739	$81